Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2022
Deposits, Prepayment and Other Receivables
Deposits, Prepayment and Other Receivables

3.          Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2021	2022
	HK$	HK$

Prepaid insurance and others	494	494
Other receivables	2,637	3,060
	3,131	3,554